Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue [Abstract]
Revenue	$ 5,913	$ 7,098	$ 3,637